11. Share-Based Awards Plan (Details 2) (CNY)	12 Months Ended
Dec. 31, 2012
Number
Non-vested on January 1, 2012	58,570
Add: Granted	261,000
Less: Vested	111,365
Forfeited	40,330
Non-vested on December 31, 2012	167,875
Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2012	10.12
Add: Granted	1.91
Less: Vested	5.72
Forfeited	3.26
Non-vested on December 31, 2012	1.92